ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Organization and Basis of Presentation [Line Items]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1—ORGANIZATION

On December 22, 2020, IAC/InterActiveCorp (“IAC”) announced that its Board of Directors approved a plan to spin-off its full stake in Vimeo, Inc (“Vimeo”) to IAC shareholders. IAC’s Vimeo business will be separated from the remaining businesses of IAC through a series of transactions (which we refer to as the “Spin-off”) that, if completed in their entirety, will result in the transfer of IAC’s Vimeo business to Vimeo Holdings, Inc. (“Vimeo Holdings”), a newly formed subsidiary of IAC which will become an independent, separately traded public company through a spin-off from IAC. In connection with the foregoing, Vimeo Holdings will be renamed as Vimeo, Inc. and Vimeo will be renamed as Vimeo.com, Inc. The proposed transaction is subject to a number of conditions including final approval by IAC’s Board of Directors, approval of the separation proposal by IAC stockholders, and other customary conditions and approvals and is expected to close pre-market on May 25, 2021.

In connection with the Spin-off, Vimeo Holdings was incorporated as a Delaware corporation in December 2020. Vimeo Holdings currently does not have any material assets or liabilities, nor does it engage in any business or other activities and, other than in connection with the Spin-off, will not acquire or incur any material assets or liabilities, nor will it engage in any business or other activities.

The consolidated balance sheet reflects the initial capitalization of Vimeo Holdings upon its incorporation.

Vimeo Inc.
Organization and Basis of Presentation [Line Items]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 — ORGANIZATION AND BASIS OF PRESENTATION

Spin-off

On December 22, 2020, IAC/InterActiveCorp (“IAC”) announced that its Board of Directors approved a plan to spin-off its full stake in Vimeo, Inc. (“Vimeo” or the “Company”) to IAC shareholders. Subject to the terms and conditions set forth in the separation agreement, IAC’s Vimeo business will be separated from the remaining businesses of IAC through a series of transactions (which we refer to as the “Spin-off”) that, if completed in their entirety, will result in the transfer of IAC’s Vimeo business to Vimeo Holdings, Inc. (“SpinCo”), a newly formed subsidiary of IAC, with SpinCo becoming an independent, separately traded public company through a spin-off from IAC, and Vimeo, the IAC subsidiary that currently holds the Vimeo business, becoming a wholly-owned subsidiary of SpinCo. The proposed transaction is subject to a number of conditions including final approval by IAC’s Board of Directors, approval of the separation proposal by IAC stockholders, and other customary conditions and approvals and is expected to close in the second quarter of 2021.

If the Spin-off is effected and the Vimeo merger is completed, the holders of shares of IAC capital stock outstanding immediately prior to the Spin-off will continue to own all of the outstanding shares of IAC capital stock, and will become the direct owners of a percentage of the outstanding shares of SpinCo capital stock approximately equal, in the aggregate, to IAC’s indirect ownership interest in Vimeo prior to the Spin-off. The remaining shares of SpinCo’s outstanding capital stock will, if the Vimeo merger is completed, be owned by Vimeo’s pre-separation third-party stockholders. If the Spin-off is completed but the Vimeo merger is not completed, the shares of SpinCo capital stock issued to IAC stockholders in the Spin-off will initially constitute all of the outstanding shares of SpinCo capital stock immediately following the consummation of the Spin-off, Vimeo’s pre-separation third-party stockholders will initially remain stockholders of Vimeo. SpinCo anticipates that it would subsequently seek to implement an alternative transaction to cause or permit the stockholders of Vimeo to exchange their ownership interests in Vimeo for an interest in SpinCo.

Basis of Presentation and Consolidation

In connection with the Spin-off, SpinCo was incorporated as a Delaware corporation in December 2020. SpinCo currently does not have any material assets or liabilities, nor does it engage in any business or other activities and, other than in connection with the Spin-off, will not acquire or incur any material assets or liabilities, nor will it engage in any business or other activities.

The historical consolidated financial statements of Vimeo and subsidiaries have been prepared on a standalone basis and are derived from the historical accounting records of Vimeo and IAC. The consolidated financial statements reflect the historical financial position, results of operations and cash flows of Vimeo and its consolidated subsidiaries since their respective dates of acquisition by Vimeo and the allocation to Vimeo of certain IAC corporate expenses relating to Vimeo based on the historical accounting records of IAC. The allocation of certain IAC corporate expenses is reflected in the consolidated balance sheet within “Additional paid-in capital.” For the purpose of these consolidated financial statements, income taxes have been computed for Vimeo on an as if standalone, separate tax return basis and payments to and refunds from IAC for Vimeo’s share of IAC’s consolidated state tax return liabilities have been reflected within cash flows from operating activities in the accompanying consolidated statement of cash flows.

As used herein, “Vimeo,” “we,” “our” or “us” and similar terms in these historical consolidated financial statements refer to Vimeo, Inc. and its subsidiaries (unless the context requires otherwise).

Vimeo prepares its consolidated financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

All intercompany transactions and balances between and among Vimeo and its subsidiaries have been eliminated. All intercompany transactions between (i) Vimeo and (ii) IAC and its subsidiaries (other than subsidiaries of Vimeo), other than borrowings and principal payments to certain IAC subsidiaries, which were not Vimeo subsidiaries, related to amounts evidenced by notes, are reflected in the consolidated statement of cash flows as an operating activity and in the consolidated balance sheet as “Due to IAC/InterActiveCorp.” Borrowings from and principal payments to certain IAC subsidiaries, in each case other than Vimeo subsidiaries, related to amounts evidenced by notes are reflected in the consolidated statement of cash flows as financing activities and in the consolidated balance sheet as “Promissory notes due on demand — related party” and “Long-term debt — related party.”

In management’s opinion, the assumptions underlying the historical consolidated financial statements of Vimeo, including the basis on which the expenses have been allocated from IAC, are reasonable. However, these allocations may not reflect the expenses that Vimeo would have incurred as an independent, stand-alone company for the periods presented.

Company Overview

Vimeo operates a cloud-based software platform for professionals, teams and organizations to create, collaborate and communicate with video. Vimeo’s all-in-one software solution makes video easier and more effective than ever before, offering the full range of video tools through a recurring software-as-a-service (“SaaS” model) that enables subscribers to create, stream, host, distribute, market, monetize and analyze videos online and across devices.

Vimeo previously sold live streaming devices and accessories through its hardware business, prior to the sale of this business on March 29, 2019. Vimeo retained rights in the hardware business to participate in and receive distributions in the event of positive cash flows or proceeds from the sale of the business. On May 28, 2019, Vimeo purchased certain assets and assumed certain liabilities relating to the Magisto video creation app from Magisto, Ltd. (this transaction is referred herein to as the acquisition of Magisto).